Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Dividend Reinvestment Plan
Dividend Reinvestment Plan
Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 161,514 in 2018, 125,960 in 2017 and 98,318 in 2016 were sold to participants under the terms of the DRIP.